Vessels and Equipment - Drydocking Activity (Details) - Vessels & Equipment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Movement in Capitalized Drydocking Costs [Roll Forward]
Balance at the beginning of the year	$ 25,568	$ 17,748
Costs incurred for drydocking	252	12,421
Costs allocated to drydocking as part of acquisition of business		2,329
Drydock amortization	(7,297)	(6,930)
Balance at the end of the year	$ 18,523	$ 25,568